United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/16

Date of Reporting Period: Quarter ended 05/31/15

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—86.4%
		Aerospace/Defense—0.8%
$1,300,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$1,321,125
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,708,500
1,100,000		TransDigm, Inc., 7.50%, 7/15/2021	1,193,500
575,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	583,625
1,075,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,101,875
525,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	538,125
		TOTAL	6,446,750
		Automotive—4.1%
2,675,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	2,802,062
225,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	242,719
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	543,875
600,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	637,500
2,600,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,411,500
1,800,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	1,797,316
150,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	153,887
1,300,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.45%, 4/10/2022	1,280,598
600,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	596,051
1,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,785,375
1,375,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	1,491,875
2,150,000		Lear Corp., 4.75%, 1/15/2023	2,187,625
400,000		Lear Corp., 5.25%, 1/15/2025	406,000
500,000		Lear Corp., 5.375%, 3/15/2024	520,000
2,425,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	2,606,875
1,100,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	1,108,250
725,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	744,938
1,700,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	1,861,500
1,350,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,407,375
1,400,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,422,750
2,050,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	2,052,563
675,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	705,375
2,225,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	2,013,625
200,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	204,250
950,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	954,750
		TOTAL	31,938,634
		Building Materials—2.1%
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	605,187
1,550,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	1,592,625
600,000		Anixter International, Inc., 5.125%, 10/1/2021	621,750
625,000		Anixter International, Inc., 5.625%, 5/1/2019	675,000
1,800,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	1,899,000
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	260,938
675,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	733,219
1,025,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,066,000
1,325,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,421,062
1,600,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	1,742,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,875,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	$1,940,625
1,400,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	1,470,000
575,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	593,688
525,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	563,063
850,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	882,937
		TOTAL	16,067,094
		Cable Satellite—4.9%
1,250,000		Altice U.S. Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,250,000
1,000,000		Altice U.S. Finance II Corp., Sr. Unsecd. Note, Series 144A, 7.750%, 7/15/2025	1,000,000
575,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	597,281
200,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	204,000
1,800,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,863,000
1,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,464,500
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	479,750
1,750,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,664,687
800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	760,000
1,000,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	1,023,750
3,150,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,157,875
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	516,250
1,125,000		DISH DBS Corp., 5.00%, 3/15/2023	1,091,250
2,950,000		DISH DBS Corp., 5.875%, 7/15/2022	3,016,375
950,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	954,750
775,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	702,344
1,450,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,297,750
2,825,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	2,641,375
2,250,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,074,927
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	764,063
1,950,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,974,375
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	890,313
2,825,000	[1,2]	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	2,930,937
3,700,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,713,875
1,300,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	1,386,125
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	205,000
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	261,563
600,000	[1,2]	Ziggo Finance Bv, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	614,250
		TOTAL	38,500,365
		Chemicals—1.9%
1,075,000		Ashland, Inc., 4.75%, 8/15/2022	1,100,531
1,350,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	1,363,500
2,300,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	2,501,250
175,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	173,906
1,025,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,030,125
125,000		Georgia Gulf Corp., 4.875%, 5/15/2023	123,594
450,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	426,375
2,550,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	2,352,375
1,525,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,555,500
225,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	226,125
2,900,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,059,500
500,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	517,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$500,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	$528,125
		TOTAL	14,958,406
		Construction Machinery—0.8%
2,275,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	1,916,687
115,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	124,344
625,000		United Rentals, Inc., 4.625%, 7/15/2023	627,344
875,000		United Rentals, Inc., 5.75%, 11/15/2024	893,594
1,825,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,825,000
875,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	918,203
		TOTAL	6,305,172
		Consumer Cyclical Services—1.6%
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,403,625
1,575,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,551,375
3,050,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	3,034,750
850,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	860,625
1,375,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,405,937
2,895,000		ServiceMaster Co., 7.00%, 8/15/2020	3,083,175
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	290,125
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	843,563
		TOTAL	12,473,175
		Consumer Products—2.2%
3,875,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	4,146,250
1,525,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,227,625
1,975,000	[1,2]	First Quality Finance Co. Inc., Series 144A, 4.625%, 5/15/2021	1,866,375
1,025,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	1,108,538
2,925,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,987,010
200,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	214,500
950,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	1,014,125
850,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	896,750
1,875,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	1,935,937
1,550,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,534,500
		TOTAL	16,931,610
		Diversified Manufacturing—0.8%
2,150,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	2,004,875
1,925,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,790,250
875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	910,000
1,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,306,875
		TOTAL	6,012,000
		Financial Institutions—3.4%
2,075,000	[1,2]	Aercap Ireland Capital Ltd/Aercap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	2,163,188
350,000	[1,2]	Aercap Ireland Capital Ltd/Aercap Global Aviation Trust, Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2021	371,875
1,200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,173,000
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	802,000
2,375,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,333,438
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	801,000
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,334,125
325,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	351,000
2,525,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,591,155
1,200,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	1,257,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$175,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	$186,156
2,875,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	2,975,625
2,100,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,100,000
2,000,000		International Lease Finance Corp., 4.625%, 4/15/2021	2,090,000
2,125,000		International Lease Finance Corp., 5.875%, 8/15/2022	2,353,437
1,075,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	993,031
2,625,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	2,634,844
		TOTAL	26,510,874
		Food & Beverage—3.1%
4,275,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,376,531
2,750,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	2,875,469
1,775,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	1,850,437
2,600,000		H.J. Heinz Co., 4.25%, 10/15/2020	2,663,375
2,075,000	[1,2]	H.J. Heinz Co., Series 144A, 4.875%, 2/15/2025	2,241,000
2,800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	2,828,000
1,375,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	1,491,188
1,400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,470,000
175,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	176,313
4,375,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	4,582,812
		TOTAL	24,555,125
		Gaming—2.8%
825,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	829,125
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	479,813
750,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	766,875
1,225,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	967,750
425,000		Churchill Downs, Inc., 5.375%, 12/15/2021	437,750
975,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	1,014,000
1,200,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	1,263,000
3,475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,952,812
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	490,500
250,000		MGM Resorts International, 5.25%, 3/31/2020	258,750
475,000		MGM Resorts International, 6.00%, 3/15/2023	494,594
1,600,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	1,712,000
2,500,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	2,553,125
1,375,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	1,474,687
200,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	222,000
1,488,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	1,569,840
675,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	732,375
2,225,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,380,750
		TOTAL	21,599,746
		Health Care—7.9%
1,900,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	1,838,250
2,200,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,260,500
550,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	581,900
1,975,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	2,076,811
3,100,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,320,875
575,000		CHS/Community Health Systems, Inc., Term Loan-1st Lien, 5.125%, 8/1/2021	598,000
850,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	844,688
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,695,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,425,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	$2,503,812
925,000		HCA Holdings, Inc., Sr. Unsecd. Note, 7.75%, 5/15/2021	990,347
325,000		HCA, Inc., 4.75%, 5/1/2023	337,188
4,700,000		HCA, Inc., 5.00%, 3/15/2024	4,911,500
1,225,000		HCA, Inc., 5.875%, 5/1/2023	1,326,063
1,975,000		HCA, Inc., Bond, 5.875%, 3/15/2022	2,212,000
2,775,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,865,187
2,800,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	3,283,000
1,375,000		HCA, Inc., Term Loan-1st Lien, 5.25%, 4/15/2025	1,461,625
875,000		Hologic, Inc., 6.25%, 8/1/2020	908,906
2,325,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,436,891
1,675,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,765,031
3,775,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	4,001,500
325,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	354,250
250,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	277,813
4,875,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	4,296,094
1,425,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,439,250
2,175,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,240,250
825,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	845,625
2,025,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,212,312
1,575,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	1,551,375
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,614,844
875,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	941,719
2,350,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	2,446,937
1,575,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,665,562
		TOTAL	62,106,042
		Independent Energy—5.6%
1,050,000		Antero Resources Corp., 6.00%, 12/1/2020	1,081,500
1,250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,253,125
450,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	464,400
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	992,062
1,775,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,650,750
850,000		BreitBurn Energy Partners LP, 7.875%, 4/15/2022	752,250
425,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	404,813
2,150,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	1,988,750
975,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	996,937
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,170,125
975,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	784,875
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	694,750
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	526,625
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	668,250
1,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	1,431,000
500,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	536,250
325,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	342,875
825,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2023	827,063
1,050,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	1,147,125
775,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	290,625
875,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	310,625
1,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	1,514,062

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$425,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	$434,563
725,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	737,688
625,000		Laredo Petroleum, Inc., 5.625%, 1/15/2022	629,688
450,000		Laredo Petroleum, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2023	466,875
875,000		Laredo Petroleum, Inc., Sr. Unsecd. Note, 7.375%, 5/1/2022	934,062
2,100,000		Legacy Reserves, 6.625%, 12/1/2021	1,764,000
850,000		Linn Energy LLC, 6.50%, 5/15/2019	737,375
575,000		Linn Energy LLC, 6.50%, 9/15/2021	464,313
1,175,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	1,010,500
325,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	295,547
950,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	1,004,625
1,875,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,771,875
750,000	[1,2]	Northern Oil and Gas, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2020	708,750
1,300,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,326,000
875,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	899,062
1,025,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	1,071,125
475,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	477,375
1,817,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	1,819,271
1,425,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	1,468,633
450,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	470,250
450,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	443,250
750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	758,438
1,350,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	756,000
150,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	86,625
900,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	517,500
1,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	861,000
1,875,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	1,931,250
		TOTAL	43,674,477
		Industrial - Other—1.7%
1,925,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	1,982,750
475,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	476,188
1,700,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,721,250
625,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	634,375
2,150,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,123,125
1,434,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	1,507,492
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,769,375
1,250,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,277,400
525,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	536,508
		TOTAL	13,028,463
		Leisure—0.7%
750,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	828,750
1,150,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	1,207,500
525,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	549,938
125,000		Cinemark USA, Inc., 5.125%, 12/15/2022	127,969
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
675,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	681,750
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	878,687
1,475,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	1,530,312
		TOTAL	5,804,906

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—0.3%
$750,000	[1,2]	Esh Hospitality, Inc., Series 144A, 5.25%, 5/1/2025	$759,375
925,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	979,344
325,000	[1,2]	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2023	326,625
		TOTAL	2,065,344
		Media Entertainment—6.7%
575,000		AMC Networks, Inc., 7.75%, 7/15/2021	628,188
1,050,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,076,250
175,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	181,563
175,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	183,969
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,402,844
2,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,324,437
300,000		Clear Channel Worldwide, 6.50%, 11/15/2022	315,375
3,975,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	4,223,437
1,825,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,941,344
1,300,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	1,226,875
2,325,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	2,406,375
975,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	1,065,187
375,000		Gannett Co., Inc., 5.125%, 10/15/2019	393,281
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,710,000
200,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	202,000
225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	229,500
2,325,000		Gray Television, Inc., 7.50%, 10/1/2020	2,487,750
825,000		Lamar Media Corp., 5.00%, 5/1/2023	841,500
375,000		Lamar Media Corp., 5.875%, 2/1/2022	397,031
1,125,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	1,167,187
350,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	362,688
450,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	462,375
2,100,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,184,000
1,675,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,754,562
1,500,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	1,530,000
2,200,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	2,216,500
1,225,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	1,261,750
275,000	[1,2]	Outfront Media Capital Corp./Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	289,094
1,525,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,538,344
1,675,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,574,500
2,850,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,892,750
275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	275,344
2,200,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,131,250
1,175,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	1,226,406
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,326,255
1,100,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,104,400
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,789,719
1,600,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	1,560,000
1,600,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	1,602,000
		TOTAL	52,486,030
		Metals & Mining—0.5%
1,025,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,044,219
500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	508,750
125,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	128,438

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	$878,687
1,050,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,143,187
		TOTAL	3,703,281
		Midstream—5.5%
400,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	408,992
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	940,222
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	685,125
975,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	1,014,975
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	592,166
1,075,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	1,137,543
3,400,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,629,500
1,650,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,893,375
1,125,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	1,144,687
1,525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,566,937
275,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	286,688
650,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	684,125
3,275,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,595,311
2,425,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	2,461,375
975,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	971,344
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	211,910
375,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	372,188
341,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	379,516
350,000		Regency Energy Partners LP, 4.50%, 11/1/2023	353,675
625,000		Regency Energy Partners LP, 5.00%, 10/1/2022	656,625
175,000		Regency Energy Partners LP, 5.50%, 4/15/2023	182,000
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	603,625
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	295,378
2,100,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,105,250
800,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	790,000
2,325,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	2,413,641
900,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	920,250
850,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	898,875
1,625,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	1,631,094
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,282,500
512,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	555,837
925,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	962,000
1,150,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	1,109,750
500,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	525,000
475,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	484,500
625,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	648,437
1,096,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,152,992
700,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	738,500
100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	106,250
275,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	292,188
1,225,000	[1,2]	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 2/15/2023	1,283,187
		TOTAL	42,967,533
		Oil Field Services—0.3%
1,475,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,268,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$1,500,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	$1,203,750
		TOTAL	2,472,250
		Packaging—4.4%
2,325,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,499,375
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.271%, 12/15/2019	296,250
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	357,875
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,293,750
207,353	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	213,574
1,050,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,060,500
1,075,000		Ball Corp., 4.00%, 11/15/2023	1,041,406
1,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,920,187
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,644,203
200,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	201,750
475,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	480,938
2,875,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	2,997,187
1,600,000		Crown Americas LLC, 4.50%, 1/15/2023	1,588,000
425,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	484,500
1,800,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	1,836,000
300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	307,125
600,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	606,750
1,775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,857,094
3,675,000		Reynolds Group, 8.25%, 2/15/2021	3,890,906
701,000		Reynolds Group, 9.875%, 8/15/2019	745,251
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	534,187
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,186,750
1,125,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	1,260,000
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,199,969
600,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	678,000
3,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	3,542,625
		TOTAL	34,724,152
		Paper—0.5%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,994,250
750,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	772,500
		TOTAL	3,766,750
		Pharmaceuticals—2.8%
350,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	343,000
2,200,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	2,238,500
2,350,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,402,875
3,400,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,485,000
1,000,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,076,250
350,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	359,625
650,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	656,175
800,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	814,000
875,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	910,000
2,700,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	2,960,550
475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	485,688
125,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.375%, 3/15/2020	130,625
2,750,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,856,562

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$2,825,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	$2,948,594
		TOTAL	21,667,444
		Refining—0.3%
1,050,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	1,081,500
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,588,750
		TOTAL	2,670,250
		Restaurants—1.3%
1,250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,254,687
4,250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,417,875
1,450,000		NPC International/OPER Co., A&B, Inc., 10.50%, 1/15/2020	1,537,000
3,050,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	3,095,750
		TOTAL	10,305,312
		Retailers—3.3%
2,975,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	3,012,187
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	903,125
3,525,000	[1,2]	Argos Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	3,745,312
925,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	979,344
250,000	[1,2]	Family Tree Escrow LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 3/1/2020	264,375
1,350,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	1,296,000
500,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	488,750
300,000		Limited Brands, Inc., 5.625%, 10/15/2023	330,750
500,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	575,000
575,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	628,188
3,300,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	3,498,000
425,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	457,938
2,100,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,278,500
1,825,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,884,312
1,650,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,734,563
1,650,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,683,000
1,775,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,852,656
150,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	159,375
		TOTAL	25,771,375
		Technology—10.6%
250,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	264,375
1,800,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	1,521,000
725,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	641,625
2,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,931,094
1,500,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	1,447,500
1,250,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	1,265,625
2,350,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	1,938,750
1,300,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,402,375
1,250,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	1,285,300
1,100,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,155,000
1,150,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,167,250
950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	951,188
2,175,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	2,251,125
1,725,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	1,319,625
950,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	1,015,312
875,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	891,406

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,350,000		Emdeon, Inc., 11.00%, 12/31/2019	$1,479,937
2,275,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,388,750
2,000,000		Epicor Software Corp., 8.625%, 5/1/2019	2,092,500
1,425,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	1,455,281
471,000		First Data Corp., 11.25%, 1/15/2021	529,875
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	374,063
6,925,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	7,427,062
350,000		Flextronics International Ltd., 5.00%, 2/15/2023	368,375
96,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	102,840
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,161,000
1,350,000		IAC Interactive Corp., 4.75%, 12/15/2022	1,348,312
700,000		IAC Interactive Corp., 4.875%, 11/30/2018	727,125
1,900,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,930,875
5,050,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,157,312
3,100,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	3,228,340
2,300,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	2,348,875
1,200,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,234,500
475,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	496,969
1,625,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	1,259,375
750,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	744,375
1,225,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,228,062
1,900,000		NCR Corp., 6.375%, 12/15/2023	1,966,500
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	446,063
550,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	536,938
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	689,344
325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	332,313
250,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	264,688
200,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	213,500
1,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,951,469
1,425,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	1,439,250
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	695,500
975,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	986,573
2,025,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	2,120,762
1,025,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,069,844
3,000,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	3,142,500
100,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	106,125
2,175,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,946,625
1,625,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	1,669,687
1,525,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	1,538,344
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,091,750
525,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 4/1/2025	536,813
2,375,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	2,582,812
		TOTAL	82,859,753
		Transportation - Services—0.5%
3,000,000		HDTFS, Inc., 6.25%, 10/15/2022	3,097,500
500,000		Hertz Corp., 5.875%, 10/15/2020	513,125
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	285,313
		TOTAL	3,895,938

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—1.1%
$2,975,000		Calpine Corp., 5.75%, 1/15/2025	$3,008,469
200,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	215,000
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	698,750
16,290	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	16,412
2,175,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,234,813
975,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,028,625
950,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	983,250
		TOTAL	8,185,319
		Wireless Communications—3.4%
2,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	2,075,625
1,300,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	1,287,000
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	965,250
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	3,021,800
550,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	578,188
1,075,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	1,136,812
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	106,750
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	997,500
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	213,760
850,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	907,375
3,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,873,375
1,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,273,510
525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	603,094
2,500,000		Sprint Corp., 7.125%, 6/15/2024	2,425,000
2,475,000		Sprint Corp., 7.875%, 9/15/2023	2,523,015
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	331,875
1,625,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,560,000
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	79,650
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,954,000
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	336,781
450,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	472,275
		TOTAL	26,722,635
		Wireline Communications—0.5%
350,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	358,313
675,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	724,781
225,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	243,281
2,325,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	2,316,281
450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	478,125
		TOTAL	4,120,781
		TOTAL CORPORATE BONDS (IDENTIFIED COST $670,751,838)	675,296,986
		COMMON STOCKS—8.3%
		Automotive—0.9%
79,730	[3]	American Axle & Manufacturing Holdings, Inc.	2,002,020
77,500		Goodyear Tire & Rubber Co.	2,467,988
115,000	[3]	Metaldyne Performance Group, Inc.	2,185,000
		TOTAL	6,655,008
		Building Materials—0.5%
67,750	[3]	HD Supply, Inc.	2,198,487
23,921	[3]	Nortek, Inc.	1,975,875
		TOTAL	4,174,362

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Consumer Products—0.4%
85,075		Party City Holdco, Inc.	$1,850,381
80,231	[3]	Performance Sports Group Ltd.	1,578,685
		TOTAL	3,429,066
		Diversified Manufacturing—0.3%
31,800	[3]	WESCO International, Inc.	2,285,148
		Gaming—0.4%
107,187	[3]	Penn National Gaming, Inc.	1,782,520
45,227	[3]	Pinnacle Entertainment, Inc.	1,672,042
		TOTAL	3,454,562
		Health Care—0.6%
28,395	[3]	Community Health Systems, Inc.	1,570,528
20,400	[3]	HCA, Inc.	1,669,332
29,465	[3]	Tenet Healthcare Corp.	1,567,243
		TOTAL	4,807,103
		Independent Energy—0.0%
6,236	[1,3,5]	Lone Pine Resources Canada Ltd.	0
6,236	[3,5]	Lone Pine Resources, Inc.	10,289
50,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	10,289
		Industrial - Other—0.5%
55,391	[3]	International Wire Group Holdings, Inc.	2,215,640
210,491		Mueller Water Products, Inc., Class A	1,940,727
		TOTAL	4,156,367
		Media Entertainment—1.4%
78,299	[3]	Cumulus Media, Inc., Class A	184,786
165,687	[3]	Entercom Communication Corp., Class A	1,885,518
217,408		Entravision Communications Corp.	1,467,504
731,806	[3]	Radio One, Inc., Class D	2,575,957
79,500		Time, Inc.	1,789,545
224,729	[3,7]	Townsquare Media LLC	2,937,208
		TOTAL	10,840,518
		Packaging—0.5%
63,368	[3]	Berry Plastics Group, Inc.	2,120,927
47,981		Greif, Inc., Class A	1,832,394
		TOTAL	3,953,321
		Paper—0.9%
38,855	[3]	Clearwater Paper Corp.	2,331,688
152,861		Graphic Packaging Holding Co.	2,176,741
35,004		Rock-Tenn Co.	2,280,161
		TOTAL	6,788,590
		Refining—0.2%
92,623		CVR Refining, LP	1,814,485
		Retailers—0.3%
21,245		PVH Corp.	2,223,077
		Technology—1.1%
52,168	[3]	CommScope Holdings Co., Inc.	1,626,077
36,211	[3]	Engility Holdings, Inc.	1,011,011
86,951	[3]	Magnachip Semiconductor Corp.	623,439
71,056	[3]	NCR Corp.	2,135,233

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—continued
28,596		Seagate Technology, Inc.	$1,591,081
84,052	[3]	Tower Semiconductor Ltd.	1,296,922
		TOTAL	8,283,763
		Wireless Telecommunication Services—0.3%
58,857	[3]	T-Mobile US, Inc.	2,288,360
		TOTAL COMMON STOCKS (IDENTIFIED COST $53,749,978)	65,164,019
		INVESTMENT COMPANIES—5.0%[7]
2,398,968		Federated Bank Loan Core Fund	24,373,523
15,115,981	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	15,115,981
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,533,370)	39,489,504
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $764,035,186)[9]	779,950,509
		OTHER ASSETS AND LIABILITIES - NET—0.3%[10]	2,220,562
		TOTAL NET ASSETS—100%	$782,171,071
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $334,639,194, which represented 42.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, these liquid restricted securities amounted to $331,356,532, which represented 42.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/2/2013	$1,656,250	$1,319,625
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$16,290	$16,412
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Lone Pine Resources Canada Ltd.	2/9/2012	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010 - 12/2/2013	$2,337,844	$1,946,625
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated company and holdings.
Transactions involving affiliated companies during the period ended May 31, 2015, were as follows:
Affiliates	Balance of Shares Held 2/28/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2015	Value	Dividend Income
Townsquare Media LLC	251,416	—	(26,687)	224,729	$2,937,208	$—

Transactions involving the affiliated holdings during the period ended May 31, 2015, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2015	1,930,237	15,560,003	17,490,240
Purchases/Additions	468,731	55,794,780	56,263,511
Sales/Reductions	—	(56,238,802)	(56,238,802)
Balance of Shares Held 5/31/2015	2,398,968	15,115,981	17,514,949
Value	$24,373,523	$15,115,981	$39,489,504
Dividend Income	$258,768	$4,324	$263,092
8	7-day net yield.
9	At May 31, 2015, the cost of investments for federal tax purposes was $765,422,580. The net unrealized appreciation of investments for federal tax purposes was $14,527,929. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,207,711 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,679,782.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or deriviative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibily for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$62,265,727[1]	$—	$0	$62,276,016
International	2,888,003	—	10,289	2,888,003
Debt Securities:
Corporate Bonds	—	675,296,986	—	675,296,986
Investment Companies[2]	15,115,981	24,373,523[3]	—	39,489,504
TOTAL SECURITIES	$80,269,711	$699,670,509	$10,289	$779,950,509
1	Includes $2,051,129 of a domestic common stock security transferred from Level 2 to Level 1 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
2	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.
3	Includes $24,277,556 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015